UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-4524

Name of Registrant:	Putnam Global Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Global Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31/13

Date of reporting period:	07/01/2013 - 06/30/2014

Registrant :	Putnam Global Income Trust
Fund Name :	Putnam Global Income Trust
Date of fiscal year end:	10/31/2013

Putnam Short Term Investment Fund
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP 74676P664	02/27/2014		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approving a new management contract for your fund	Mgmt	For	For	For
	2	Elect Liaquat Ahamed	Mgmt	For	For	For
	3	Elect Ravi Akhoury	Mgmt	For	For	For
	4	Elect Barbara M. Baumann	Mgmt	For	For	For
	5	Elect Jameson A. Baxter	Mgmt	For	For	For
	6	Elect Charles B. Curtis	Mgmt	For	For	For
	7	Elect Robert J. Darretta	Mgmt	For	For	For
	8	Elect Katinka Domotorffy	Mgmt	For	For	For
	9	Elect John A. Hill	Mgmt	For	For	For
	10	Elect Paul L. Joskow	Mgmt	For	For	For
	11	Elect Kenneth R. Leibler	Mgmt	For	For	For
	12	Elect Robert E. Patterson	Mgmt	For	For	For
	13	Elect George Putnam, III	Mgmt	For	For	For
	14	Elect Robert L. Reynolds	Mgmt	For	For	For
	15	Elect W. Thomas Stephens	Mgmt	For	For	For
	16	Approving an Amended and Restated Declaration of Trust for your fund	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2014